NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	August 31,	May 31,
	2016	2016
Notes payable to Jeffrey Binder, an officer and director of the Company, for advances to fund operations (the “Binder Funding Notes”). The Binder Funding Notes bear interest at a rate of 6%, have no maturity date and are due on demand.  During the three months ended August 31, 2016, Mr. Binder advanced a total of $39,000 to the Company under the Binder Funding Notes and the Company repaid Mr. Binder $24,000 under the Binder Funding Notes; during the three months ended August 31, 2016, $12,750 of this amount was transferred out of the Binder Funding Notes and used to fund a new convertible note payable to Mr. Binder (See “Binder Convertible Note 3” below).  During the three months ended August 31, 2016, the Company accrued interest in the amount of $63 on the Binder Funding Notes.
	$5,000	$2,750

Notes payable to Frank Koretsky, a director of the Company, for advances to fund operations (the “Koretsky Funding Notes”). The Koretsky Funding Notes bear interest at a rate of 6%, have no maturity date and are due on demand.  During the three months ended August 31, 2016, Mr. Koretsky advanced $140,000 to the Company under the Koretsky Funding Notes; during the three months ended August 31, 2016, $210,000 was transferred out of the Koretsky Funding Notes and used to fund a new convertible note payable to Mr. Koretsky (see “Koretsky Convertible Note 3” below).  During the three months ended August 31, 2016, the Company accrued interest in the amount of $1,059 on the Koretsky Funding Notes.
	-	70,000

Total - Notes Payable, Related Parties	$5,000	$72,750
August 31,	May 31,
2016	2016
Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated January 12, 2016 and due January 1, 2019 (the “Binder Convertible Note 1”).  The Binder Convertible Note 1 was funded with $50,000 of advances Mr. Binder made to the Company under the Binder Funding Notes.  This note bears interest at the rate of 6% per annum. No payments are required until January 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on April 1, 2017, the first of eight principal payments in the amount of $6,250 will be due; subsequent principal payments will due on the first day of each July, October, January, and April until paid in full. This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each  $0.75 converted, with each Unit consisting of one (1) share of common stock and a three-year warrant to purchase (1) share of common stock at a price of $1.00 per share (post Reverse-Split).  The Company recognized a discount of $50,000 on the value of the beneficial conversion feature at the time of issuance.  During the three months ended August 31, 2016, $6,187 of this discount was charged to operations.  During the three months ended August 31, 2016 the Company accrued interest in the amount of $756 on this note.
50,000	50,000

Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated April 8, 2016 and due April 1, 2019 (the “Binder Convertible Note 2”).  The Binder Convertible Note 2 was funded with $42,500 of advances Mr. Binder made to the Company under the Binder Funding Notes.  This note bears interest at the rate of 6% per annum through February 29, 2016 and 10% per annum thereafter. No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on July 1, 2017, the first of eight principal payments in the amount of $5,313 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each  $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).  The Company recognized a discount of $37,840 on the value of the beneficial conversion feature at the time of issuance.  During the three months ended August 31, 2016, $4,683 of this discount was charged to operations.  During the three months ended August 31, 2016, the Company accrued interest in the amount of $1,071 on this note.
42,500	42,500

Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated July 20, 2016 and due July 1, 2019 (the “Binder Convertible Note 3”).  The Binder Convertible Note 3 was funded with the conversion of $250,000 of unpaid accrued salary due to Mr. Binder and $12,750 of advances Mr. Binder made to the Company under the Binder Funding Notes.  This note bears interest at the rate of 10% per annum. No payments are required until July 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on July 1, 2017, the first of eight principal payments in the amount of $32,844 will be due; subsequent principal payments will due on the first day of each, January, April, July and October until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each  $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).  During the three months ended August 31, 2016, the Company accrued interest in the amount of $3,090 on this note.
262,750	-

Unsecured convertible note issued to Frank Koretsky, a director of the Company, dated January 12, 2016 and due January 1, 2019 (the “Koretsky Convertible Note 1”).   The Koretsky Convertible Note 1 was funded with $895,000 of advances Mr. Koretsky made to the Company under the Koretsky Funding Notes.  This note bears interest at the rate of 6% per annum. No payments are required until January 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on April 1, 2017, the first of eight principal payments in the amount of $111,875 will be due; subsequent principal payments will due on the first day of each July, October, January, and April until paid in full. This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each  $0.75 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.00 per share (post Reverse-Split).  The Company recognized a discount of $895,000 on the value of the beneficial conversion feature at the time of issuance.  During the three months ended August 31, 2016, $110,745 of this discount was charged to operations.  During the three months ended August 31, 2016, the Company accrued interest in the amount of $13,535 on this note.
895,000	895,000
	August 31	May 31
	2016	2016
Unsecured convertible note issued to Frank Koretsky, a director of the Company, dated April 8, 2016 and due April 1, 2019 (the “Koretsky Convertible Note 2”). The Koretsky Convertible Note 2 was funded with $380,000 of advances Mr. Koretsky made to the Company under the Koretsky Funding Notes.  This note bears interest at the rate of 6% per annum through February 29, 2016 and 10% per annum thereafter. No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on July 1, 2017, the first of eight principal payments in the amount of $47,500 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full. This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each  $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).  The Company recognized a discount of $338,336 on the value of the beneficial conversion feature at the time of issuance.  During the three months ended August 31, 2016, $41,867 of this discount was charged to operations.  During the three months ended August 31, 2016, the Company accrued interest in the amount of $9,578 on this note.
	380,000	380,000

Unsecured convertible note issued to Frank Koretsky, a director of the Company, dated July 20, 2016 and due July 1, 2019 (the “Koretsky Convertible Note 3”).  The Koretsky Convertible Note 3 was funded with $210,000 of advances Mr. Koretsky made to the Company under the Koretsky Funding Notes.  This note bears interest at the rate of 10% per annum. No payments are required until July 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on July 1, 2017, the first of eight principal payments in the amount of $32,844 will be due; subsequent principal payments will due on the first day of each, January, April, July and October until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each  $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).  During the three months ended August 31, 2016, the Company accrued interest in the amount of $3,314 on this note.
	210,000	-

Unsecured convertible note issued to CLS CO 2016, LLC an entity affiliated with Frank Koretsky, a director of the Company, dated August 3, 2016 and due August 1, 2018 (the “CLS CO 2016 Note”).  This note has a face amount of $150,000 and bears interest at the rate of 15% per annum. All interest accruing on this Note through the first anniversary of this Note shall be added to principal.  Commencing on November 1, 2017, Maker shall pay the outstanding principal balance in four (4) equal quarterly installments, together with accrued interest, in arrears, until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one “Unit” for each  $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).  During the three months ended August 31, 2016, the Company accrued interest in the amount of $1,726 on this note.
	150,000	-

Total – Convertible Notes Payable, Related Parties	$1,990,250	1,367,500
Less: Discount	(950,623)	(1,114,104)
Convertible Notes Payable, Related Parties, Net of Discounts	$1,039,627	253,396

Convertible Notes Payable, Related Parties, Net of Discounts, Current Portion	$89,404	$22,678
Convertible Notes Payable, Related Parties, Net of Discounts, Long-term Portion	950,223	230,718
	August 31,	May 31,
	2016	2016
Convertible promissory note issued to an unaffiliated third party due April 29, 2018 (the “April 2015 Note”).  During the twelve months ended May 31, 2015, the lender loaned the Company the amount of $200,000 pursuant to this note.  The April 2015 Note bears interest at a rate of 15% per annum.  On the first anniversary of this note, the all then accrued interest became due. Thereafter, the Company is required to make eight equal payments of principal together with accrued interest, quarterly in arrears, commencing on July 1, 2016 until paid in full.  The note and any accrued unpaid interest is convertible into common stock of the Company.   For each dollar converted, the note holder shall receive two shares of common stock and one three-year warrant to purchase 1.33 shares (post Reverse-Split) of common stock at $0.75 per share (post Reverse-Split).  The Company recognized a discount of $200,000 on the April 2015 Note related to the value of the beneficial conversion feature at the time of issuance.  During the three months ended August 31, 2016 and 2015, $16,667 of this discount, respectively, was charged to operations.  During the three months ended August 31, 2016, the Company accrued interest in the amount of $7,562, respectively, on this note.
	200,000	200,000

Convertible Promissory Notes payable to Old Main Capital, LLC (“Old Main”) dated March 18, 2016, April 22, 2016 and May 27, 2016 as amended on October 6, 2016, for the purchase of up to $333,333 in 10% Original Issue Discount Convertible Promissory Notes (the “10% Notes”).  These notes bear interest at the rate of 10% per annum, which increased to 15% effective August 1, 2016. Old Main may, at its option, convert all or a portion of the notes and accrued but unpaid interest into shares of common stock at a conversion price of $0.80 per share (post Reverse-Split) (the “Fixed Conversion Price”).  The Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the Fixed Conversion Price (the “Base Conversion Price”), other than certain exempt issuances.  In such an instance, the Fixed Conversion Price will be lowered to match the Base Conversion Price.   At the earlier of October 18, 2016 or two trading days after the registration statement related to the Company’s equity line is declared effective, the Company must begin to redeem 1/24th of the face amount of the notes and any accrued but unpaid interest on a bi-weekly basis. Such amortization payments may be made, at the Company’s option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $0.80 or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days immediately prior to the conversion date.  The Company recognized a discount of $330,188 on the 10% Notes related to the value of the original issue discount and embedded derivative at time of issuance.  During the three months ended August 31, 2016, $1,165 of this discount was charged to operations.  During the three months ended August 31, 2016, the Company accrued interest in the amount of $9,817 on this note.
	333,332	333,332

Convertible promissory note payable to Old Main dated March 18, 2016 and bearing interest at a rate of 8% (the “8% Note”).  The 8% Note was issued for Old Main’s commitment to enter into an equity line transaction with the Company and prepare all of the related transaction documents.  Old Main may, at its option, convert all or a portion of the note and accrued but unpaid interest into shares of common stock at a conversion price of $1.07 per share (post Reverse-Split) (the “8% Fixed Conversion Price”).  The 8% Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the 8% Fixed Conversion Price (the “8% Base Conversion Price”), other than certain exempt issuances.  In such an instance, the 8% Fixed Conversion Price will be lowered to match the 8% Base Conversion Price.   At the earlier of February 3, 2017 or the effectiveness of the registration statement related to the Company’s equity line, the Company must begin to redeem 1/6th of the face amount of the note and any accrued but unpaid interest on a monthly basis. Such amortization payment may be made, at its option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $1.07 (post Reverse-Split) or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days ending on the trading day that is immediately prior to the applicable conversion date.  The Company recognized a discount of $172,108 on the value of the embedded derivative at the time of issuance.   During the three months ended August 31, 2016, $33,461 of this discount was charged to operations.  During the three months ended August 31, 2016, the Company accrued interest in the amount of $4,033 on this note.
	200,000	200,000

Total - Convertible Notes Payable	$733,332	$733,332
Less: Discount	(578,780)	(587,910)
Convertible Notes Payable, Net of Discounts	$154,552	$145,422

Total - Convertible Notes Payable, Net of Discounts, Current Portion	$119,692	$72,525
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion	$34,860	$43,312

Discounts on notes payable amortized to interest expense:	$202,196	$286,317

	May 31,	May 31,
	2016	2015
Note payable to Jeffrey Binder, an officer and director of the Company, for advances to fund operations (the “Binder Funding Note 1”). The Binder Funding Note 1 bears interest at a rate of 6%, has no maturity date and is due on demand.  During the twelve months ended May 31, 2016, Mr. Binder advanced a total of $95,250 to the Company under the Binder Funding Note 1; during the year ended May 31, 2016, $92,500 of this amount was transferred out of the Binder Funding Note 1 and used to fund two new convertible notes payable to Mr. Binder (See Binder Convertible Notes 1 and 2 below).  During the twelve months ended May 31, 2016, the Company accrued interest in the amount of $1,308 on the Binder Funding Note 1. In July 2016, the remaining principal balance of $2,750 in the Binder Funding Note 1 was transferred to a new Convertible Note payable to Mr. Binder (the “Binder Convertible Note 3”).
	$2,750	$-

Notes payable to Frank Koretsky, a director of the Company, for advances to fund operations (the “Koretsky Funding Note 1”). The Koretsky Funding Note 1 bears interest at a rate of 6%, has no maturity date and is due on demand.  During the twelve months ended May 31, 2016 and 2015, Mr. Koretsky advanced the amounts of $745,000 and $600,000, respectively (a cumulative total of $1,345,000) to the Company under these notes; during the year ended May 31, 2016, $1,275,000 of this amount was transferred out of these notes in order to fund two new convertible notes payable to Mr. Koretsky in the amounts of $895,000 and $380,000 (see Koretsky Convertible Notes 1 and 2 below).  During the twelve months ended May 31, 2016, the Company accrued interest in the amount of $9,174 on this note. In July 2016, the remaining principal balance of $70,000 in the Koretsky Funding Note 1 was transferred to a new Convertible Note payable to Mr. Koretsky (the “Koretsky Convertible Note 3”).
	70,000	600,000

Total - Notes Payable, Related Parties	$72,750	$600,000
	May 31	May 31
	2016	2015
Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated January 12, 2016 and due January 1, 2019 (the “Binder Convertible Note 1”).  During the year ended May 31, 2016, Mr. Binder made advances to the Company in the aggregate amount of $92,500 (see Binder Funding Notes); $50,000 of this amount was used to fund the Binder Convertible Note 1.  This note bears interest at the rate of 6% per annum. No payments are required until January 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on April 1, 2017, the first of eight principal payments in the amount of $6,250 will be due; subsequent principal payments will due on the first day of each July, October, January, and April until paid in full. This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each  $0.75 converted, with each Unit consisting of one (1) share of common stock and a three-year warrant to purchase (1) share of common stock at a price of $1.00 per share (post Reverse-Split).  The Company recognized a discount of $50,000 on the value of the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2016, $9,599 of this discount was charged to operations.  During the twelve months ended May 31, 2016 the Company accrued interest in the amount of $1,151 on this note.
	50,000	-

Unsecured convertible note issued to Jeffrey Binder, an officer and director of the Company, dated April 8, 2016 and due April 1, 2019 (the “Binder Convertible Note 2”).  During the year ended May 31, 2016, Mr. Binder made advances to the Company in the aggregate amount of $95,250 (see Binder Funding Notes); $42,500 of this amount was used to fund the Binder Convertible Note 2.  This note bears interest at the rate of 6% per annum through February 29, 2016 and 10% per annum thereafter. No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on July 1, 2017, the first of eight principal payments in the amount of $5,313 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full.  This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each  $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).  The Company recognized a discount of $37,840 on the value of the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2016, $7,263 of this discount was charged to operations.  During the twelve months ended May 31, 2016, the Company accrued interest in the amount of $773 on this note.
	42,500	-

Unsecured convertible note issued to Frank Koretsky, a director of the Company, dated January 12, 2016 and due January 1, 2019 (the “Koretsky Convertible Note 1”).   During the years ended May 31, 2016 and 2015, Mr. Koretsky made advances to the Company in the amounts of $745,000 and $600,000, respectively (a total of $1,345,000) pursuant to note payable agreements (see Koretsky Funding Note 1). During the year ended May 31, 2016, $895,000 of this amount was used to fund the Koretsky Convertible Note 1.  This note bears interest at the rate of 6% per annum. No payments are required until January 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on April 1, 2017, the first of eight principal payments in the amount of $111,875 will be due; subsequent principal payments will due on the first day of each July, October, January, and April until paid in full. This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each  $0.75 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.00 per share (post Reverse-Split).  The Company recognized a discount of $895,000 on the value of the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2016, $171,822 of this discount was charged to operations.  During the twelve months ended May 31, 2016 the Company accrued interest in the amount of $20,597 on this note.
	895,000	-

Unsecured convertible note issued to Frank Koretsky, a director of the Company, dated April 8, 2016 and due April 1, 2019 (the “Koretsky Convertible Note 2”). During the years ended May 31, 2016 and 2015, Mr. Koretsky made advances to the Company in the amounts of $745,000 and $600,000, respectively (a total of $1,345,000), pursuant to note payable agreements (see Koretsky Funding Notes). During the year ended May 31, 2016, $380,000 of this amount was used to fund the Koretsky Convertible Note 2.  This note bears interest at the rate of 6% per annum through February 29, 2016 and 10% per annum thereafter. No payments are required until April 1, 2017, at which time all accrued interest becomes due and payable.  Commencing on July 1, 2017, the first of eight principal payments in the amount of $47,500 will be due; subsequent principal payments will due on the first day of each October, January, April, and July until paid in full. This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each  $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share (post Reverse-Split).  The Company recognized a discount of $338,336 on the value of the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2016, $64,939 of this discount was charged to operations.  During the twelve months ended May 31, 2016, the Company accrued interest in the amount of $7,100 on this note.
	380,000	-

Total – Convertible Notes Payable, Related Parties	$1,367,500	-
Less: Discount	(1,114,104)	-
Convertible Notes Payable, Related Parties, Net of Discounts	$253,396	-

Convertible Notes Payable, Related Parties, Net of Discounts, Current Portion	$22,678	$-
Convertible Notes Payable, Related Parties, Net of Discounts, Long-term Portion	230,718	-
	May 31	May 31
	2016	2015
Convertible promissory note issued to an unaffiliated third party due April 29, 2018 (the “April 2015 Note”).  During the twelve months ended May 31, 2015, the lender loaned the Company the amount of $200,000 pursuant to this note.  The April 2015 Note bears interest at a rate of 15% per annum.  On the first anniversary of this note, the all then accrued interest became due. Thereafter, the Company is required to make eight equal payments of principal together with accrued interest, quarterly in arrears, commencing on July 1, 2016 until paid in full.  The note and any accrued unpaid interest is convertible into common stock of the Company.   For each dollar converted, the note holder shall receive two shares of common stock and one three-year warrant to purchase 1.33 shares (post Reverse-Split) of common stock at $0.75 per share (post Reverse-Split).  The Company recognized a discount of $200,000 on the April 2015 Note related to the value of the beneficial conversion feature at the time of issuance.  During the twelve months ended May 31, 2016 and 2015, $66,667 and $222,222 of this discount, respectively, was charged to operations.  During the twelve months ended May 31, 2016 and 2015, the Company accrued interest in the amount of $30,082 and $2,630, respectively, on this note.
	200,000	200,000

Convertible Promissory Note payable to Old Main Capital, LLC (“Old Main”) dated March 18, 2016, for the purchase of up to $555,555 in 10% Original Issue Discount Convertible Promissory Notes (the “10% Notes”).  During the year ended May 31, 2016, Old Main loaned the Company the amount of $333,332 pursuant to these notes.   These notes bear interest at the rate of 10% per annum. Old Main may, at its option, convert all or a portion of the notes and accrued but unpaid interest into shares of common stock at a conversion price of $0.80 per share (post Reverse-Split) (the “Fixed Conversion Price”).  The Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the Fixed Conversion Price (the “Base Conversion Price”), other than certain exempt issuances.  In such an instance, the Fixed Conversion Price will be lowered to match the Base Conversion Price.   The shares underlying the 10% Notes are subject to a registration rights agreement.  At the earlier of September 18, 2016 or two trading days after the registration statement is declared effective, the Company must begin to redeem 1/24th of the face amount of the notes and any accrued but unpaid interest on a bi-weekly basis. Such amortization payments may be made, at our option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $0.80 or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days immediately prior to the conversion date.  The Company recognized a discount of $330,188 on the 10% Notes related to the value of the original issue discount and embedded derivative.  During the twelve months ended May 31, 2016, $4,056 of this discount was charged to operations.  During the twelve months ended May 31, 2016, the Company accrued interest in the amount of $5,160 on this note.
	333,332	-

Convertible promissory note payable to Old Main dated March 18, 2016 and bearing interest at a rate of 8% (the “8% Convertible Note”).  The 8% Convertible Note was issued for Old Main’s commitment to enter into an equity line transaction with the Company and prepare all of the related transaction documents.  Old Main may, at its option, convert all or a portion of the note and accrued but unpaid interest into shares of common stock at a conversion price of $1.07 per share (post Reverse-Split) (the “8% Fixed Conversion Price”).  The 8% Fixed Conversion Price is subject to adjustment if, at any time while this note is outstanding, the Company should issue any equity security with an effective price per share that is lower than the 8% Fixed Conversion Price (the “8% Base Conversion Price”), other than certain exempt issuances.  In such an instance, the 8% Fixed Conversion Price will be lowered to match the 8% Base Conversion Price.   The shares underlying the 8% Note are subject to a registration rights agreement.   At the earlier of September 18, 2016 or two trading days after this registration statement becomes effective, the Company must begin to redeem 1/6th of the face amount of the note and any accrued but unpaid interest on a monthly basis. Such amortization payment may be made, at its option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $1.07 (post Reverse-Split) or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days ending on the trading day that is immediately prior to the applicable conversion date.  The Company recognized a discount of $172,108 on the value of the embedded derivative.   During the twelve months ended May 31, 2016, $8,522 of this discount was charged to operations.  During the twelve months ended May 31, 2016, the Company accrued interest in the amount of $3,244 on this note.
	200,000	-

Total - Convertible Notes Payable	$733,332	$200,000
Less: Discount	(587,910)	(194,444)
Convertible Notes Payable, Net of Discounts	$145,422	$5,556

Total - Convertible Notes Payable, Net of Discounts, Current Portion	$72,525	$-
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion	$43,312	$5,556

Discounts on notes payable amortized to interest expense:	$286,317	$5,556

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	The following table illustrates certain key information regarding the conversion option valuation assumptions under the Black-Scholes valuation model at May 31, 2016 and 2015:

	May 31,
	2016	2015
Volatility	89% to 107%	214%
Dividends	-	-
Risk-free interest rates	0.91%	0.84% to 1.18%
Term (years)	3	3